Finance income, finance costs and revaluation of financial instruments - Additional Information (Detail) € in Millions, £ in Millions, $ in Millions, $ in Millions	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 AUD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 GBP (£)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 AUD ($)
Disclosure of detailed information about financial instruments [line items]
Borrowings | £		£ 6,481.3				£ 6,033.1
US revolving credit facilities [member] | Weighted average [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings			$ 715				$ 109
Average interest rate	0.78%	0.78%	0.78%	0.78%	0.82%	0.82%	0.82%	0.82%
US commercial paper [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings			$ 1,069
US commercial paper [member] | Weighted average [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings			$ 860				$ 293
Average interest rate	1.47%	1.47%	1.47%	1.47%	0.75%	0.75%	0.75%	0.75%
Australian New Zealand revolving credit facilities [member] | Weighted average [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings				$ 412				$ 336
Average interest rate	3.24%	3.24%	3.24%	3.24%	3.69%	3.69%	3.69%	3.69%
US Dollar bonds [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings			$ 2,862
Average interest rate	4.48%	4.48%	4.48%	4.48%
US Dollar bonds [member] | Weighted average [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings			$ 3,741				$ 3,182
Eurobonds [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings | €	€ 3,202				€ 2,952
Average interest rate	1.71%	1.71%	1.71%	1.71%
Eurobonds [member] | Weighted average [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings | €	€ 3,108				€ 3,132
Sterling bonds [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings | £		£ 600.0				£ 1,000.0
Average interest rate	4.04%	4.04%	4.04%	4.04%
Sterling bonds [member] | Weighted average [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings | £		£ 1,242.0				£ 781.0